Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term investments.
Schedule of long-term investments

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	54,833	56,319	7,716
Equity investments – without readily determinable fair values	150,112	132,348	18,132
Equity investments – securities with readily determinable fair values (Note 22(a))	1,865	2,074	283
Held-to-maturity investments	3,009	343,300	47,032
Total	209,819	534,041	73,163

Schedule of equity investments without readily determinable fair values

	As of December 31,
	2023	2024
	RMB	RMB	US$(Note 2(d))
Equity investments without readily determinable fair values:
Initial cost	174,771	174,560	23,915
Net cumulative fair value adjustments	47,082	47,082	6,450
Impairment	(71,741)	(89,294)	(12,233)
Carrying Value	150,112	132,348	18,132